Commitments	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Commitments
Commitments

(11)   Commitments

(a)  Legal Proceedings

The Company is involved in various claims, inquiries and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position or liquidity.

On August 1, 2017, certain former and current employees filed a suit against the Company seeking back wages for unpaid overtime as a result of alleged misclassification by the Company under the Pennsylvania Minimum Wage Act and the Federal Fair Labor Standards Act.  During March 2019, a settlement agreement (the Settlement Agreement) was executed by both parties in the amount of $1,100 (the Settlement).  The Settlement Agreement was ultimately approved by the Court and the Company paid the Settlement during April 2020.

(b)  Employment Agreements

Certain officers of the Company have employment agreements providing for severance, continuation of benefits, and other specified rights in the event of termination without cause, including in the event of a change of control of the Company, as defined in the agreements.

(13) Commitments

(a)Leases

The Company leases its office premises in Pennsylvania, Washington, Arizona, California and the Czech Republic, pursuant to lease agreements that expire on various dates through 2030. The Company recognizes rent expense under such arrangements on a straight line basis. Rent expense was $4,294 and $5,143 for the fiscal years ended February 28, 2019 and February 29, 2020, respectively. As of February 28, 2019 and February 29, 2020, the Company had security deposits of $460 and $477, respectively. The security deposits are included in other assets on the accompanying consolidated balance sheets.

On May 28, 2019, the Company entered into a new lease for its Seattle office space that expires in 2030. The new lease is subject to both certain early termination rights and an option to extend, as defined in the lease. The lease commencement date was October 1, 2019, and total future payments are $25,836. On December 30, 2019, the Company entered into a termination agreement for its prior Seattle office space, with a termination date of December 31, 2019. The Company paid $142 and as a result of the termination has no future obligations under the terms of the agreement.

The future aggregate minimum lease payments as of under all non-cancelable operating leases (including the Seattle lease discussed above) for the years noted are as follows:

Fiscal years ending February 28(29),
2021	$6,104
2022	6,580
2023	6,577
2024	6,625
2025	5,664
Thereafter	21,516
$53,066

(b)Legal Proceedings

The Company is involved in various claims, inquiries and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position or liquidity.

On August 1, 2017, certain former and current employees filed a suit against the Company seeking back wages for unpaid overtime as a result of alleged misclassification by the Company under the Pennsylvania Minimum Wage Act and the Federal Fair Labor Standards Act. As of February 28, 2018, based upon the facts and circumstances of this suit as well as the resolution of other such similar suits, the Company had determined that it was probable that it had a liability. Accordingly, the Company recorded a litigation expense and related accrued litigation expense in the amount of $650. During March 2019, a settlement agreement (the Settlement Agreement) was executed by both parties in the amount of $1,100, (the Settlement). Accordingly, during the fiscal year ended February 28, 2019, the Company recorded additional litigation expense and related accrual in the amount of $450 related to the settlement of this matter. The Settlement was ultimately approved by the Court and the Company paid $1,100 during April 2020.

(c)Employment Agreements

Certain officers of the Company have employment agreements providing for severance, continuation of benefits, and other specified rights in the event of termination without cause, including in the event of a change of control of the Company, as defined in the agreements.